UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21677

Cohen & Steers International Realty Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, New York 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Cohen & Steers International Realty Fund, Inc. semi-annual shareholder report as of June 30, 2024 Class A - IRFAX

This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65.24	1.36%
How did the Fund perform during the last six months and what affected its performance?

The share class had a -7.07% total return in the six months ended June 30, 2024, compared with the FTSE EPRA ex-US Index-net,1 which returned -7.55%.

Stock selection and an overweight allocation in Australia contributed to relative performance. An overweight investment in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, with estimates of value accretion increasing. Stock selection in France also helped performance; the portfolio did not invest in office landlord Gecina, which declined on an uncertain outlook for office demand. Stock selection in Singapore further aided performance, due mainly to a non-allocation to logistics company CapitaLand Ascendas REIT, which had a sizable decline.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation for a strong mid-term plan. Stock selection in Hong Kong also hindered performance; detractors included an average overweight in developer Sun Hung Kai Properties, which had a significant decline. An overweight in Belgium weighed on relative performance, as the market underperformed the benchmark in the period.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Australia	Japan
France	Hong Kong
Singapore	Belgium

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
With sales charge[2]	-3.23%	-4.01%	0.23%
Without sales charge	1.33%	-3.12%	0.69%
FTSE EPRA ex-US Index-net[1]	3.09%	-4.35%	-0.52%
S&P 500 Index	24.56%	15.04%	12.86%
MSCI EAFE Index-net	11.54%	6.46%	4.33%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2024)
Net assets	$449,134,764
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate	54%
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Goodman Group	7.9%
Mitsui Fudosan Co. Ltd.	6.0%
Vonovia SE	3.8%
Sumitomo Realty & Development Co. Ltd.	3.6%
Sun Hung Kai Properties Ltd.	3.0%
Segro PLC	2.9%
CapitaLand Integrated Commercial Trust	2.7%
Unibail-Rodamco-Westfield	2.5%
Tritax Big Box REIT PLC	2.2%
Stockland	2.2%

Sector diversification[3,5]	(%)
Diversified	43.4%
Industrials	16.4%
Residential	12.9%
Retail	9.1%
Self Storage	4.4%
Health Care	3.3%
Hotel	2.3%
Industrial Office	2.1%
Specialty	1.5%
Other (includes short-term investments)	4.6%

Country diversification[3,5]	(%)
Japan	23.8%
Australia	16.9%
United Kingdom	13.8%
Singapore	8.4%
Germany	6.6%
Canada	6.4%
France	6.1%
Hong Kong	5.9%
Belgium	3.9%
Other (includes short-term investments)	8.2%

Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Represents FTSE EPRA Nareit Developed ex-U.S. Real Estate Index-net.
[2]	Reflects a 4.50% front-end sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers International Realty Fund, Inc. semi-annual shareholder report as of June 30, 2024 Class C - IRFCX

This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96.26	2.01%
How did the Fund perform during the last six months and what affected its performance?

The share class had a -7.40% total return in the six months ended June 30, 2024, compared with the FTSE EPRA ex-US Index-net,1 which returned -7.55%.

Stock selection and an overweight allocation in Australia contributed to relative performance. An overweight investment in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, with estimates of value accretion increasing. Stock selection in France also helped performance; the portfolio did not invest in office landlord Gecina, which declined on an uncertain outlook for office demand. Stock selection in Singapore further aided performance, due mainly to a non-allocation to logistics company CapitaLand Ascendas REIT, which had a sizable decline.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation for a strong mid-term plan. Stock selection in Hong Kong also hindered performance; detractors included an average overweight in developer Sun Hung Kai Properties, which had a significant decline. An overweight in Belgium weighed on relative performance, as the market underperformed the benchmark in the period.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Australia	Japan
France	Hong Kong
Singapore	Belgium

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
With sales charge	-0.33%[2]	-3.76%	0.05%
Without sales charge	0.67%	-3.76%	0.05%
FTSE EPRA ex-US Index-net[1]	3.09%	-4.35%	-0.52%
S&P 500 Index	24.56%	15.04%	12.86%
MSCI EAFE Index-net	11.54%	6.46%	4.33%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2024)
Net assets	$449,134,764
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate	54%
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Goodman Group	7.9%
Mitsui Fudosan Co. Ltd.	6.0%
Vonovia SE	3.8%
Sumitomo Realty & Development Co. Ltd.	3.6%
Sun Hung Kai Properties Ltd.	3.0%
Segro PLC	2.9%
CapitaLand Integrated Commercial Trust	2.7%
Unibail-Rodamco-Westfield	2.5%
Tritax Big Box REIT PLC	2.2%
Stockland	2.2%

Sector diversification[3,5]	(%)
Diversified	43.4%
Industrials	16.4%
Residential	12.9%
Retail	9.1%
Self Storage	4.4%
Health Care	3.3%
Hotel	2.3%
Industrial Office	2.1%
Specialty	1.5%
Other (includes short-term investments)	4.6%

Country diversification[3,5]	(%)
Japan	23.8%
Australia	16.9%
United Kingdom	13.8%
Singapore	8.4%
Germany	6.6%
Canada	6.4%
France	6.1%
Hong Kong	5.9%
Belgium	3.9%
Other (includes short-term investments)	8.2%

Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Represents FTSE EPRA Nareit Developed ex-U.S. Real Estate Index-net.
[2]	Reflects a contingent deferred sales charge of 1.00%.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers International Realty Fund, Inc. semi-annual shareholder report as of June 30, 2024 Class I - IRFIX

This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48.50	1.01%
How did the Fund perform during the last six months and what affected its performance?

The share class had a -6.85% total return in the six months ended June 30, 2024, compared with the FTSE EPRA ex-US Index-net,1 which returned -7.55%.

Stock selection and an overweight allocation in Australia contributed to relative performance. An overweight investment in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, with estimates of value accretion increasing. Stock selection in France also helped performance; the portfolio did not invest in office landlord Gecina, which declined on an uncertain outlook for office demand. Stock selection in Singapore further aided performance, due mainly to a non-allocation to logistics company CapitaLand Ascendas REIT, which had a sizable decline.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation for a strong mid-term plan. Stock selection in Hong Kong also hindered performance; detractors included an average overweight in developer Sun Hung Kai Properties, which had a significant decline. An overweight in Belgium weighed on relative performance, as the market underperformed the benchmark in the period.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Australia	Japan
France	Hong Kong
Singapore	Belgium

Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
Class I2	1.69%	-2.78%	1.05%
FTSE EPRA ex-US Index-net[1]	3.09%	-4.35%	-0.52%
S&P 500 Index	24.56%	15.04%	12.86%
MSCI EAFE Index-net	11.54%	6.46%	4.33%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2024)
Net assets	$449,134,764
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate	54%
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Goodman Group	7.9%
Mitsui Fudosan Co. Ltd.	6.0%
Vonovia SE	3.8%
Sumitomo Realty & Development Co. Ltd.	3.6%
Sun Hung Kai Properties Ltd.	3.0%
Segro PLC	2.9%
CapitaLand Integrated Commercial Trust	2.7%
Unibail-Rodamco-Westfield	2.5%
Tritax Big Box REIT PLC	2.2%
Stockland	2.2%

Sector diversification[3,5]	(%)
Diversified	43.4%
Industrials	16.4%
Residential	12.9%
Retail	9.1%
Self Storage	4.4%
Health Care	3.3%
Hotel	2.3%
Industrial Office	2.1%
Specialty	1.5%
Other (includes short-term investments)	4.6%

Country diversification[3,5]	(%)
Japan	23.8%
Australia	16.9%
United Kingdom	13.8%
Singapore	8.4%
Germany	6.6%
Canada	6.4%
France	6.1%
Hong Kong	5.9%
Belgium	3.9%
Other (includes short-term investments)	8.2%

Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Represents FTSE EPRA Nareit Developed ex-U.S. Real Estate Index-net.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers International Realty Fund, Inc. semi-annual shareholder report as of June 30, 2024 Class R - IRFRX

This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$72.42	1.51%
How did the Fund perform during the last six months and what affected its performance?

The share class had a -7.10% total return in the six months ended June 30, 2024, compared with the FTSE EPRA ex-US Index-net,1 which returned -7.55%.

Stock selection and an overweight allocation in Australia contributed to relative performance. An overweight investment in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, with estimates of value accretion increasing. Stock selection in France also helped performance; the portfolio did not invest in office landlord Gecina, which declined on an uncertain outlook for office demand. Stock selection in Singapore further aided performance, due mainly to a non-allocation to logistics company CapitaLand Ascendas REIT, which had a sizable decline.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation for a strong mid-term plan. Stock selection in Hong Kong also hindered performance; detractors included an average overweight in developer Sun Hung Kai Properties, which had a significant decline. An overweight in Belgium weighed on relative performance, as the market underperformed the benchmark in the period.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Australia	Japan
France	Hong Kong
Singapore	Belgium

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	Since Inception (10/1/15)
Class R2	1.14%	-3.26%	1.34%
FTSE EPRA ex-US Index-net[1]	3.09%	-4.35%	0.34%
S&P 500 Index	24.56%	15.04%	14.74%
MSCI EAFE Index-net	11.54%	6.46%	6.72%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2024)
Net assets	$449,134,764
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate	54%
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Goodman Group	7.9%
Mitsui Fudosan Co. Ltd.	6.0%
Vonovia SE	3.8%
Sumitomo Realty & Development Co. Ltd.	3.6%
Sun Hung Kai Properties Ltd.	3.0%
Segro PLC	2.9%
CapitaLand Integrated Commercial Trust	2.7%
Unibail-Rodamco-Westfield	2.5%
Tritax Big Box REIT PLC	2.2%
Stockland	2.2%

Sector diversification[3,5]	(%)
Diversified	43.4%
Industrials	16.4%
Residential	12.9%
Retail	9.1%
Self Storage	4.4%
Health Care	3.3%
Hotel	2.3%
Industrial Office	2.1%
Specialty	1.5%
Other (includes short-term investments)	4.6%

Country diversification[3,5]	(%)
Japan	23.8%
Australia	16.9%
United Kingdom	13.8%
Singapore	8.4%
Germany	6.6%
Canada	6.4%
France	6.1%
Hong Kong	5.9%
Belgium	3.9%
Other (includes short-term investments)	8.2%

Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Represents FTSE EPRA Nareit Developed ex-U.S. Real Estate Index-net.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers International Realty Fund, Inc. semi-annual shareholder report as of June 30, 2024 Class Z - IRFZX

This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$48.48	1.01%
How did the Fund perform during the last six months and what affected its performance?

The share class had a -6.96% total return in the six months ended June 30, 2024, compared with the FTSE EPRA ex-US Index-net,1 which returned -7.55%.

Stock selection and an overweight allocation in Australia contributed to relative performance. An overweight investment in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, with estimates of value accretion increasing. Stock selection in France also helped performance; the portfolio did not invest in office landlord Gecina, which declined on an uncertain outlook for office demand. Stock selection in Singapore further aided performance, due mainly to a non-allocation to logistics company CapitaLand Ascendas REIT, which had a sizable decline.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation for a strong mid-term plan. Stock selection in Hong Kong also hindered performance; detractors included an average overweight in developer Sun Hung Kai Properties, which had a significant decline. An overweight in Belgium weighed on relative performance, as the market underperformed the benchmark in the period.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Australia	Japan
France	Hong Kong
Singapore	Belgium

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	Since Inception (10/1/15)
Class Z2	1.69%	-2.82%	1.79%
FTSE EPRA ex-US Index-net[1]	3.09%	-4.35%	0.34%
S&P 500 Index	24.56%	15.04%	14.74%
MSCI EAFE Index-net	11.54%	6.46%	6.72%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2024)
Net assets	$449,134,764
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate	54%
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Goodman Group	7.9%
Mitsui Fudosan Co. Ltd.	6.0%
Vonovia SE	3.8%
Sumitomo Realty & Development Co. Ltd.	3.6%
Sun Hung Kai Properties Ltd.	3.0%
Segro PLC	2.9%
CapitaLand Integrated Commercial Trust	2.7%
Unibail-Rodamco-Westfield	2.5%
Tritax Big Box REIT PLC	2.2%
Stockland	2.2%

Sector diversification[3,5]	(%)
Diversified	43.4%
Industrials	16.4%
Residential	12.9%
Retail	9.1%
Self Storage	4.4%
Health Care	3.3%
Hotel	2.3%
Industrial Office	2.1%
Specialty	1.5%
Other (includes short-term investments)	4.6%

Country diversification[3,5]	(%)
Japan	23.8%
Australia	16.9%
United Kingdom	13.8%
Singapore	8.4%
Germany	6.6%
Canada	6.4%
France	6.1%
Hong Kong	5.9%
Belgium	3.9%
Other (includes short-term investments)	8.2%

Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Represents FTSE EPRA Nareit Developed ex-U.S. Real Estate Index-net.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 below.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

We would like to share with you our report for the six months ended June 30, 2024. The total returns for Cohen & Steers International Realty Fund, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended June 30, 2024
Cohen & Steers International Realty Fund:
Class A	–7.07%
Class C	–7.40%
Class I	–6.85%
Class R	–7.10%
Class Z	–6.96%
FTSE EPRA Nareit Developed ex-U.S. Real Estate Index—net(a)	–7.55%
S&P 500 Index(a)	15.29%
MSCI EAFE Index—net(a)	5.33%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets.

(a)

The FTSE EPRA Nareit Developed ex-U.S. Real Estate Index—net is an unmanaged market-capitalization-weighted total return index which consists of publicly traded equity real estate investment trusts (REITs) and listed property companies from developed markets excluding the United States and is net of dividend withholding taxes. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance. The MSCI EAFE Index—net is a free-float-adjusted index that measures performance of large- and mid-capitalization companies representing developed market countries, excluding U.S. and Canada, and is net of dividend withholding taxes.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	98.9%
AUSTRALIA	16.9%
DIVERSIFIED	15.6%
Charter Hall Group		564,416	$4,209,514
Goodman Group		1,537,868	35,650,424
GPT Group		2,415,243	6,444,833
Ingenia Communities Group		2,636,865	8,408,270
Mirvac Group		4,331,692	5,403,685
Stockland		3,548,753	9,871,943

			69,988,669

SELF STORAGE	1.3%
National Storage REIT		3,913,002	6,003,835

TOTAL AUSTRALIA			75,992,504

BELGIUM	3.9%
HEALTH CARE	1.6%
Aedifica SA		122,028	7,403,358

INDUSTRIALS	2.0%
VGP NV		40,841	4,548,824
Warehouses De Pauw CVA		156,010	4,227,098

			8,775,922

SELF STORAGE	0.3%
Shurgard Self Storage Ltd.		31,800	1,227,727

TOTAL BELGIUM			17,407,007

CANADA	6.4%
INDUSTRIALS	1.6%
Dream Industrial Real Estate Investment Trust		786,177	7,281,066

RESIDENTIAL	3.4%
Boardwalk Real Estate Investment Trust		133,999	6,903,439
Canadian Apartment Properties REIT		250,043	8,124,273

			15,027,712

RETAIL	1.4%
First Capital Real Estate Investment Trust		586,624	6,303,405

TOTAL CANADA			28,612,183

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

		Shares	Value
FRANCE	6.2%
INDUSTRIALS	0.9%
ARGAN SA		50,138	$3,909,019

RETAIL	5.3%
Klepierre SA		272,136	7,280,276
Mercialys SA		497,886	5,508,072
Unibail-Rodamco-Westfield(a)		139,844	11,010,796

			23,799,144

TOTAL FRANCE			27,708,163

GERMANY	6.6%
RESIDENTIAL
LEG Immobilien SE		110,275	9,006,235
TAG Immobilien AG(a)		248,474	3,637,633
Vonovia SE		603,268	17,153,162

			29,797,030

HONG KONG	5.9%
DIVERSIFIED	4.8%
Link REIT		2,072,510	8,054,844
Sun Hung Kai Properties Ltd.		1,541,127	13,331,087

			21,385,931

SPECIALTY	1.1%
Galaxy Entertainment Group Ltd.		1,114,000	5,192,642

TOTAL HONG KONG			26,578,573

JAPAN	23.8%
DIVERSIFIED	16.6%
KDX Realty Investment Corp.		8,860	8,618,249
Mitsubishi Estate Co. Ltd.		609,800	9,551,221
Mitsui Fudosan Co. Ltd.		2,946,976	26,898,093
Nomura Real Estate Master Fund, Inc.		6,676	5,921,221
Sumitomo Realty & Development Co. Ltd.		557,800	16,367,542
United Urban Investment Corp.		8,044	7,144,556

			74,500,882

HOTEL	2.3%
Invincible Investment Corp.		19,056	7,722,364
Japan Hotel REIT Investment Corp.		5,394	2,604,971

			10,327,335

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

		Shares	Value
INDUSTRIALS	3.9%
GLP J-Reit		10,558	$8,616,231
Mitsui Fudosan Logistics Park, Inc.		3,344	9,010,032

			17,626,263

RESIDENTIAL	1.0%
Advance Residence Investment Corp.		2,091	4,256,340

TOTAL JAPAN			106,710,820

NEW ZEALAND	0.9%
INDUSTRIALS
Goodman Property Trust		3,375,939	4,133,131

SINGAPORE	8.4%
DATA CENTERS	1.3%
Digital Core REIT Management Pte. Ltd.		9,739,600	5,551,572

DIVERSIFIED	2.7%
CapitaLand Integrated Commercial Trust		8,266,900	12,071,137

HEALTH CARE	1.6%
Parkway Life Real Estate Investment Trust		2,824,000	7,289,086

INDUSTRIALS	1.0%
Mapletree Logistics Trust		4,886,500	4,648,661

RETAIL	1.8%
Frasers Centrepoint Trust		5,233,517	8,220,790

TOTAL SINGAPORE			37,781,246

SPAIN	2.4%
DIVERSIFIED	0.9%
Merlin Properties Socimi SA		372,999	4,154,420

INFRASTRUCTURE	1.5%
Cellnex Telecom SA(b)		209,048	6,799,237

TOTAL SPAIN			10,953,657

SWEDEN	3.7%
DIVERSIFIED	1.7%
Fastighets AB Balder, Class B(a)		866,378	5,936,067
Nyfosa AB		191,303	1,853,648

			7,789,715

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

		Shares	Value
INDUSTRIAL OFFICE	0.9%
Sagax AB, Class B		159,681	$4,085,809

INDUSTRIALS	0.7%
Catena AB		65,343	3,255,128

SPECIALTY	0.4%
JM AB		86,357	1,614,050

TOTAL SWEDEN			16,744,702

UNITED KINGDOM	13.8%
DIVERSIFIED	1.1%
Land Securities Group PLC		652,263	5,107,934

INDUSTRIAL OFFICE	1.2%
LondonMetric Property PLC		2,142,486	5,237,882

INDUSTRIALS	5.3%
Segro PLC		1,163,591	13,211,577
Tritax Big Box REIT PLC		5,074,077	9,948,328
Urban Logistics REIT PLC		609,129	905,519

			24,065,424

OFFICE	0.8%
Derwent London PLC		120,926	3,454,692

RESIDENTIAL	2.0%
Grainger PLC		1,570,589	4,834,402
UNITE Group PLC		379,102	4,274,666

			9,109,068

RETAIL	0.6%
Hammerson PLC		7,252,704	2,539,574

SELF STORAGE	2.8%
Big Yellow Group PLC		338,305	5,020,625
Safestore Holdings PLC		761,340	7,405,741

			12,426,366

TOTAL UNITED KINGDOM			61,940,940

TOTAL COMMON STOCK (Identified cost—$410,250,710)			444,359,956

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2024 (Unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS	1.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.25%(c)		2,755,766	$2,755,766
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(c)		2,141,000	2,141,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,896,766)			4,896,766

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$415,147,476)	100.0%		449,256,722
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)		(121,958)

NET ASSETS	100.0%		$449,134,764

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $6,799,237 which represents 1.5% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Rate quoted represents the annualized seven-day yield.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$415,147,476)	$449,256,722
Foreign currency, at value (Identified cost—$1,943,935)	1,939,469
Receivable for:
Investment securities sold	2,535,450
Dividends	2,353,266
Fund shares sold	342,886
Other assets	5,051

Total Assets	456,432,844

LIABILITIES:
Payable for:
Fund shares redeemed	4,049,109
Investment securities purchased	2,387,363
Investment advisory fees	282,729
Dividends and distributions declared	259,691
Shareholder servicing fees	120,207
Administration fees	15,222
Distribution fees	4,969
Other liabilities	178,790

Total Liabilities	7,298,080

NET ASSETS	$449,134,764

NET ASSETS consist of:
Paid-in capital	$599,285,758
Total distributable earnings/(accumulated loss)	(150,150,994)

$449,134,764

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2024 (Unaudited)

CLASS A SHARES:
NET ASSETS	$22,022,855
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,668,959

Net asset value and redemption price per share	$8.25

Maximum offering price per share ($8.25 ÷ 0.955)(a)	$8.64

CLASS C SHARES:
NET ASSETS	$385,245
Shares issued and outstanding ($0.001 par value common stock outstanding)	46,423

Net asset value and offering price per share(b)	$8.30

CLASS I SHARES:
NET ASSETS	$426,614,499
Shares issued and outstanding ($0.001 par value common stock outstanding)	51,352,739

Net asset value, offering and redemption price per share	$8.31

CLASS R SHARES:
NET ASSETS	$49,200
Shares issued and outstanding ($0.001 par value common stock outstanding)	5,879

Net asset value, offering and redemption price per share	$8.37

CLASS Z SHARES:
NET ASSETS	$62,965
Shares issued and outstanding ($0.001 par value common stock outstanding)	7,595

Net asset value, offering and redemption price per share	$8.29

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividend income (net of $1,041,079 of foreign withholding tax)	$8,629,170
Foreign withholding tax reclaims (See Note 1)	1,158,371
Interest income	841

Total Investment Income	9,788,382

Expenses:
Investment advisory fees	2,210,841
Distribution fees—Class A	29,682
Distribution fees—Class C	1,661
Distribution fees—Class R	152
Shareholder servicing fees—Class A	11,873
Shareholder servicing fees—Class C	553
Shareholder servicing fees—Class I	193,079
Administration fees	129,598
Custodian fees and expenses	69,948
Professional fees	60,014
Registration and filing fees	50,365
Shareholder reporting expenses	34,924
Transfer agent fees and expenses	26,714
Directors’ fees and expenses	10,229
Miscellaneous	21,661

Total Expenses	2,851,294
Reduction of Expenses (See Note 2)	(461,391)

Net Expenses	2,389,903

Net Investment Income (Loss)	7,398,479

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	(13,289,153)
Foreign currency transactions	(165,550)

Net realized gain (loss)	(13,454,703)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(27,076,901)
Foreign currency translations	(59,158)

Net change in unrealized appreciation (depreciation)	(27,136,059)

Net Realized and Unrealized Gain (Loss)	(40,590,762)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(33,192,283)

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Change in Net Assets:
From Operations:
Net investment income (loss)	$7,398,479	$12,509,466
Net realized gain (loss)	(13,454,703)	(50,779,846)
Net change in unrealized appreciation (depreciation)	(27,136,059)	59,126,384

Net increase (decrease) in net assets resulting from operations	(33,192,283)	20,856,004

Distributions to Shareholders:
Class A	(324,451)	(638,962)
Class C	(4,145)	(7,794)
Class I	(7,087,249)	(12,100,072)
Class R	(651)	(1,006)
Class Z	(1,040)	(1,501)

Total distributions	(7,417,536)	(12,749,335)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	10,186,697	(14,243,693)

Total increase (decrease) in net assets	(30,423,122)	(6,137,024)
Net Assets:
Beginning of period	479,557,886	485,694,910

End of period	$449,134,764	$479,557,886

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended June 30, 2024		For the Year Ended December 31,
Per Share Operating Data:			2023	2022	2021		2020	2019
Net asset value, beginning of period	$9.01		$8.86	$11.92	$11.93		$12.47	$11.12

Income (loss) from investment operations:

Net investment income (loss)(a)	0.12	(b)	0.20	0.20	0.16		0.19	0.21
Net realized and unrealized gain (loss)	(0.76)		0.16	(3.06)	0.71		(0.36)	2.33

Total from investment operations	(0.64)		0.36	(2.86)	0.87		(0.17)	2.54

Less dividends and distributions to shareholders from:

Net investment income	(0.12)		(0.21)	—	(0.88)		(0.35)	(1.02)
Net realized gain	—		—	—	—		(0.02)	(0.17)
Tax return of capital	—		—	(0.20)	(0.00	)(c)	—	—

Total dividends and distributions to shareholders	(0.12)		(0.21)	(0.20)	(0.88)		(0.37)	(1.19)

Net increase (decrease) in net asset value	(0.76)		0.15	(3.06)	(0.01)		(0.54)	1.35

Net asset value, end of period	$8.25		$9.01	$8.86	$11.92		$11.93	$12.47

Total return(d)(e)	–7.07	%(b)(f)	4.21%	–24.07%	7.27%		–1.20%	23.28%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$22.0		$26.2	$30.8	$50.0		$51.9	$63.1

Ratios to average daily net assets:

Expenses (before expense reduction)	1.47	%(b)(g)	1.46%	1.44%	1.45%		1.44%	1.44%

Expenses (net of expense reduction)	1.36	%(b)(g)	1.35%	1.35%	1.35%		1.35%	1.35%

Net investment income (loss) (before expense reduction)	2.68	%(b)(g)	2.20%	1.88%	1.22%		1.63%	1.58%

Net investment income (loss) (net of expense reduction)	2.79	%(b)(g)	2.31%	1.97%	1.32%		1.72%	1.67%

Portfolio turnover rate	54	%(f)	86%	74%	74%		92%	75%

(a)	Calculation based on average shares outstanding.
(b)

Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.10 and the ratio of net investment income (loss) to average daily net assets (before and net of expense reduction) would have been 2.19% and 2.30%, respectively. Additionally, the expense ratio includes expenses related to the direct action. Without these expenses, the ratio of expenses to average daily net assets (before and net of expense reduction) would have been 1.46% and 1.35%, respectively. Excluding the proceeds from and expenses relating to the reclaims, the total return would have been -7.29%.

(c)	Amount is less than $0.005.
(d)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(e)	Does not reflect sales charges, which would reduce return.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended June 30, 2024		For the Year Ended December 31,
Per Share Operating Data:			2023	2022	2021		2020	2019
Net asset value, beginning of period	$9.06		$8.86	$11.92	$11.92		$12.44	$11.02

Income (loss) from investment operations:

Net investment income (loss)(a)	0.09	(b)	0.14	0.13	0.08		0.12	0.08
Net realized and unrealized gain (loss)	(0.76)		0.18	(3.06)	0.71		(0.36)	2.37

Total from investment operations	(0.67)		0.32	(2.93)	0.79		(0.24)	2.45

Less dividends and distributions to shareholders from:

Net investment income	(0.09)		(0.12)	—	(0.79)		(0.26)	(0.86)
Net realized gain	—		—	—	—		(0.02)	(0.17)
Tax return of capital	—		—	(0.13)	(0.00	)(c)	—	—

Total dividends and distributions to shareholders	(0.09)		(0.12)	(0.13)	(0.79)		(0.28)	(1.03)

Net increase (decrease) in net asset value	(0.76)		0.20	(3.06)	—		(0.52)	1.42

Net asset value, end of period	$8.30		$9.06	$8.86	$11.92		$11.92	$12.44

Total return(d)(e)	–7.40	%(b)(f)	3.65%	–24.63%	6.62%		–1.81%	22.54%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$0.4		$0.5	$1.3	$2.1		$2.4	$5.3

Ratios to average daily net assets:

Expenses (before expense reduction)	2.12	%(b)(g)	2.11%	2.09%	2.10%		2.09%	2.09%

Expenses (net of expense reduction)	2.01	%(b)(g)	2.00%	2.00%	2.00%		2.00%	2.00%

Net investment income (loss) (before expense reduction)	2.00	%(b)(g)	1.53%	1.23%	0.54%		0.99%	0.56%

Net investment income (loss) (net of expense reduction)	2.11	%(b)(g)	1.64%	1.32%	0.64%		1.08%	0.65%

Portfolio turnover rate	54	%(f)	86%	74%	74%		92%	75%

(a)	Calculation based on average shares outstanding.
(b)

Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.07 and the ratio of net investment income (loss) to average daily net assets (before and net of expense reduction) would have been 1.51% and 1.62%, respectively. Additionally, the expense ratio includes expenses related to the direct action. Without these expenses, the ratio of expenses to average daily net assets (before and net of expense reduction) would have been 2.11% and 2.00%, respectively. Excluding the proceeds from and expenses relating to the reclaims, the total return would have been -7.62%.

(c)	Amount is less than $0.005.
(d)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(e)	Does not reflect sales charges, which would reduce return.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended June 30, 2024		For the Year Ended December 31,
Per Share Operating Data:			2023	2022	2021		2020	2019
Net asset value, beginning of period	$9.07		$8.92	$12.01	$12.01		$12.55	$11.18

Income (loss) from investment operations:

Net investment income (loss)(a)	0.14	(b)	0.23	0.23	0.22		0.23	0.25
Net realized and unrealized gain (loss)	(0.76)		0.16	(3.09)	0.71		(0.36)	2.36

Total from investment operations	(0.62)		0.39	(2.86)	0.93		(0.13)	2.61

Less dividends and distributions to shareholders from:

Net investment income	(0.14)		(0.24)	(0.01)	(0.93)		(0.39)	(1.07)
Net realized gain	—		—	—	—		(0.02)	(0.17)
Tax return of capital	—		—	(0.22)	(0.00	)(c)	—	—

Total dividends and distributions to shareholders	(0.14)		(0.24)	(0.23)	(0.93)		(0.41)	(1.24)

Net increase (decrease) in net asset value	(0.76)		0.15	(3.09)	—		(0.54)	1.37

Net asset value, end of period	$8.31		$9.07	$8.92	$12.01		$12.01	$12.55

Total return(d)	–6.85	%(b)(e)	4.56%	–23.83%	7.67%		–0.83%	23.75%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$426.6		$452.7	$453.5	$585.3		$551.3	$577.5

Ratios to average daily net assets:

Expenses (before expense reduction)	1.20	%(b)(f)	1.19%	1.17%	1.17%		1.16%	1.16%

Expenses (net of expense reduction)	1.01	%(b)(f)	1.00%	1.00%	1.00%		1.00%	1.00%

Net investment income (loss) (before expense reduction)	3.00	%(b)(f)	2.49%	2.17%	1.54%		1.95%	1.81%

Net investment income (loss) (net of expense reduction)	3.19	%(b)(f)	2.68%	2.34%	1.71%		2.11%	1.97%

Portfolio turnover rate	54	%(e)	86%	74%	74%		92%	75%

(a)	Calculation based on average shares outstanding.
(b)

Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.12 and the ratio of net investment income (loss) to average daily net assets (before and net of expense reduction) would have been 2.51% and 2.70%, respectively. Additionally, the expense ratio includes expenses related to the direct action. Without these expenses, the ratio of expenses to average daily net assets (before and net of expense reduction) would have been 1.19% and 1.00%, respectively. Excluding the proceeds from and expenses relating to the reclaims, the total return would have been -7.07%.

(c)	Amount is less than $0.005.
(d)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended June 30, 2024		For the Year Ended December 31,
Per Share Operating Data:			2023	2022	2021		2020	2019
Net asset value, beginning of period	$9.13		$8.98	$12.07	$12.07		$12.61	$11.22

Income (loss) from investment operations:

Net investment income (loss)(a)	0.11	(b)	0.18	0.17	0.15		0.18	0.18
Net realized and unrealized gain (loss)	(0.76)		0.17	(3.08)	0.71		(0.37)	2.37

Total from investment operations	(0.65)		0.35	(2.91)	0.86		(0.19)	2.55

Less dividends and distributions to shareholders from:

Net investment income	(0.11)		(0.20)	—	(0.86)		(0.33)	(0.99)
Net realized gain	—		—	—	—		(0.02)	(0.17)
Tax return of capital	—		—	(0.18)	(0.00	)(c)	—	—

Total dividends and distributions to shareholders	(0.11)		(0.20)	(0.18)	(0.86)		(0.35)	(1.16)

Net increase (decrease) in net asset value	(0.76)		0.15	(3.09)	—		(0.54)	1.39

Net asset value, end of period	$8.37		$9.13	$8.98	$12.07		$12.07	$12.61

Total return(d)	–7.10	%(b)(e)	4.04%	–24.19%	7.08%		–1.32%	23.10%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$49.2		$71.1	$27.8	$62.7		$63.2	$63.6

Ratios to average daily net assets:

Expenses (before expense reduction)	1.62	%(b)(f)	1.61%	1.59%	1.60%		1.59%	1.59%

Expenses (net of expense reduction)	1.51	%(b)(f)	1.50%	1.50%	1.50%		1.50%	1.50%

Net investment income (loss) (before expense reduction)	2.34	%(b)(f)	2.00%	1.59%	1.08%		1.52%	1.33%

Net investment income (loss) (net of expense reduction)	2.45	%(b)(f)	2.11%	1.68%	1.18%		1.61%	1.42%

Portfolio turnover rate	54	%(e)	86%	74%	74%		92%	75%

(a)	Calculation based on average shares outstanding.
(b)

Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.09 and the ratio of net investment income (loss) to average daily net assets (before and net of expense reduction) would have been 1.85% and 1.96%, respectively. Additionally, the expense ratio includes expenses related to the direct action. Without these expenses, the ratio of expenses to average daily net assets (before and net of expense reduction) would have been 1.61% and 1.50%, respectively. Excluding the proceeds from and expenses relating to the reclaims, the total return would have been -7.32%.

(c)	Amount is less than $0.005.
(d)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended June 30, 2024		For the Year Ended December 31,
Per Share Operating Data:			2023	2022	2021		2020	2019
Net asset value, beginning of period	$9.06		$8.90	$11.98	$11.99		$12.53	$11.18

Income (loss) from investment operations:

Net investment income (loss)(a)	0.14	(b)	0.23	0.24	0.24		0.24	0.27
Net realized and unrealized gain (loss)	(0.77)		0.17	(3.09)	0.68		(0.37)	2.32

Total from investment operations	(0.63)		0.40	(2.85)	0.92		(0.13)	2.59

Less dividends and distributions to shareholders from:

Net investment income	(0.14)		(0.24)	(0.01)	(0.93)		(0.39)	(1.07)
Net realized gain	—		—	—	—		(0.02)	(0.17)
Tax return of capital	—		—	(0.22)	(0.00	)(c)	—	—

Total dividends and distributions to shareholders	(0.14)		(0.24)	(0.23)	(0.93)		(0.41)	(1.24)

Net increase (decrease) in net asset value	(0.77)		0.16	(3.08)	(0.01)		(0.54)	1.35

Net asset value, end of period	$8.29		$9.06	$8.90	$11.98		$11.99	$12.53

Total return(d)	–6.96	%(b)(e)	4.68%	–23.81%	7.60%		–0.83%	23.57%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$63.0		$58.7	$51.7	$99.1		$53.6	$51.7

Ratios to average daily net assets:

Expenses (before expense reduction)	1.12	%(b)(f)	1.11%	1.09%	1.10%		1.09%	1.09%

Expenses (net of expense reduction)	1.01	%(b)(f)	1.00%	1.00%	1.00%		1.00%	1.00%

Net investment income (loss) (before expense reduction)	3.14	%(b)(f)	2.57%	2.24%	1.83%		2.03%	2.10%

Net investment income (loss) (net of expense reduction)	3.25	%(b)(f)	2.68%	2.33%	1.93%		2.12%	2.19%

Portfolio turnover rate	54	%(e)	86%	74%	74%		92%	75%

(a)	Calculation based on average shares outstanding.
(b)

Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.12 and the ratio of net investment income (loss) to average daily net assets (before and net of expense reduction) would have been 2.65% and 2.76%, respectively. Additionally, the expense ratio includes expenses related to the direct action. Without these expenses, the ratio of expenses to average daily net assets (before and net of expense reduction) would have been 1.11% and 1.00%, respectively. Excluding the proceeds from and expenses relating to the reclaims, the total return would have been -7.19%.

(c)	Amount is less than $0.005.
(d)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers International Realty Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on November 23, 2004 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s investment objective is total return. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares are currently not available for purchase.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock—Real Estate	$444,359,956	$—	$—	$444,359,956
Short-Term Investments	—	4,896,766	—	4,896,766

Total Investments in Securities(a)	$444,359,956	$4,896,766	$—	$449,256,722

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any,) currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities are recorded net of non-U.S. taxes paid. As a result of several court rulings in certain European countries, the tax authorities of France and Sweden, recently paid the Fund tax reclaims for prior tax withholding. These tax reclaim payments, which include $341,394 in interest, are included in Foreign withholding tax reclaims on the Statement of Operations. Security and foreign currency transactions and any gains realized by the Fund on the sale of securities in certain non-U.S. markets are subject to non-U.S. taxes. The Fund records a liability based on any unrealized gains on securities held in these markets in order to estimate the potential non-U.S. taxes due upon the sale of these securities. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2024, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.95% of the average daily net assets of the Fund up to and including $1.5 billion and 0.85% of the average daily net assets above $1.5 billion.

For the six months ended June 30, 2024 and through June 30, 2026, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.35% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.50% for Class R shares and 1.00% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2024, fees waived and/or expenses reimbursed totaled $461,391.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund’s investments in certain non-U.S. real estate securities. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund’s average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.04% of the average daily net assets of the Fund. For the six months ended June 30, 2024, the Fund incurred $93,088 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a maximum contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a maximum CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2024, the Fund has been advised that the distributor received $251, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $0 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $1,430 for the six months ended June 30, 2024.

Other: As of June 30, 2024, approximately 70% of the Fund’s outstanding shares were owned by shareholders investing either directly or indirectly through an account, platform or program sponsored by one financial institution. Investment and asset allocation decisions by either a direct shareholder or financial institution regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets at disadvantageous times or prices, and may negatively affect the Fund’s NAV and performance.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2024, totaled $259,754,160 and $249,035,001, respectively.

Note 4. Income Tax Information

As of June 30, 2024, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$415,147,476

Gross unrealized appreciation on investments	$51,477,193
Gross unrealized depreciation on investments	(17,367,947)

Net unrealized appreciation (depreciation) on investments	$34,109,246

As of December 31, 2023, the Fund has a net capital loss carryforward of $139,128,772 which may be used to offset future capital gains. This loss is comprised of a short-term capital loss carryforward of $70,531,049 and a long-term capital loss carryforward of $68,597,723, which under current federal income tax rules, may offset capital gains recognized in any future period.

Note 5. Capital Stock

The Fund is authorized to issue 1.8 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 250 million of Class A capital stock, 250 million of Class C capital stock, 250 million of Class F capital stock, 550 million of Class I capital stock, 250 million of Class R capital stock and 250 million of Class Z capital stock. Class F shares are currently not available

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A:
Sold	41,452	$355,954	105,633	$935,855
Issued as reinvestment of dividends and distributions	32,288	266,372	60,947	512,413
Redeemed	(312,613)	(2,686,675)	(734,739)	(6,255,036)

Net increase (decrease)	(238,873)	$(2,064,349)	(568,159)	$(4,806,768)

Class C:
Sold	624	$5,441	1,366	$11,369
Issued as reinvestment of dividends and distributions	480	3,987	826	6,983
Redeemed	(10,030)	(86,727)	(96,513)	(836,493)

Net increase (decrease)	(8,926)	$(77,299)	(94,321)	$(818,141)

Class I:
Sold	6,008,789	$51,791,197	7,826,429	$67,385,245
Issued as reinvestment of dividends and distributions	828,643	6,886,025	1,336,342	11,315,017
Redeemed	(5,380,569)	(46,342,475)	(10,111,127)	(87,365,947)

Net increase (decrease)	1,456,863	$12,334,747	(948,356)	$(8,665,685)

Class R:
Sold	266	$2,297	4,587	$40,297
Issued as reinvestment of dividends and distributions	65	548	96	824
Redeemed	(2,232)	(18,821)	(2)	(13)

Net increase (decrease)	(1,901)	$(15,976)	4,681	$41,108

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount

Class Z:
Sold	1,026	$8,838	695	$6,026
Issued as reinvestment of dividends and distributions	110	913	152	1,282
Redeemed	(21)	(177)	(175)	(1,515)

Net increase (decrease)	1,115	$9,574	672	$5,793

Note 6. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Real Estate Market Risk: Since the Fund concentrates its assets in companies engaged in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency and Currency Hedging Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various instruments that are designed to hedge the Fund’s foreign currency risks.

If the Fund were to utilize derivatives for the purpose of hedging foreign currency risks, it would be subject to risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Geopolitical Risk: Geopolitical events, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural or environmental disasters, country instability, public health emergencies

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

(including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union (such as Brexit) and related geopolitical events, have led and may in the future lead to market volatility and have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

Russia’s military invasion of Ukraine has significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts.

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, AI Technologies), may pose risks to the Fund. For instance, the global economy may be significantly disrupted or otherwise adversely impacted by the rapid advanced development of AI Technologies and by efforts to regulate or control its use and advancement. The legal and regulatory frameworks within which AI Technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been elected on protectionist platforms, raising questions about the future of global free trade. Global

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general.

New rules and rule amendments proposed by the U.S. Securities and Exchange Commission (SEC) could restrict the Fund’s ability to engage in transactions, impact flows into the Fund, and/or increase overall expenses of the Fund. For example, recent regulations intended to modernize shareholder reporting by open-end funds and proposed rule amendments to improve cybersecurity risk management may increase administrative costs and operational burdens in the near or long term. In addition, the SEC has proposed amendments to Rule 22e-4 under the 1940 Act, that, if adopted as proposed, would, among other things, cause more investments to be treated as illiquid and could prevent the Fund from investing in securities that the investment advisor believes are appropriate or desirable.

In May 2024, the standard settlement cycle for numerous types of U.S. securities, including Fund shares and many of the securities the Fund invests in, moved from two business days after the transaction date (T+2) to the next business day after the transaction date (T+1). This reduced settlement cycle may result in additional risks and costs to the Fund, including increased operational risks associated with the resolution of trade breaks and exceptions. These risks will be heightened in light of certain Fund investments (such as certain non-U.S. securities) that have longer settlement cycles than is expected of Fund shares.

Additional legislative or regulatory actions to address perceived liquidity or other issues in markets generally, or in particular markets such as the fixed income securities markets and municipal securities markets, may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Large Shareholder Risk: The Fund may have one or more large shareholders or a group of shareholders investing in Fund shares indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 7. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 8. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2024 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

(The following pages are unaudited)

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and realized gains are a return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

Changes to the Portfolio Management Team

Effective January 1, 2024, Jason Yablon was added as a portfolio manager of the Fund. Rogier Quirijns, William Leung, Ji Zhang and Jon Cheigh continue to serve as portfolio managers of the Fund.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund’s investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreements for their initial two year terms and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. The Advisory Agreements were discussed at a meeting of the Independent Directors, in their capacity as the Contract Review Committee, held on June 4, 2024 and at a meeting of the full Board of Directors held on June 18, 2024. The Independent Directors, in their capacity as the Contract Review Committee, also discussed the Advisory Agreements in executive sessions on June 17, 2024 and June 18, 2024. At the meeting of the full Board of Directors on June 18, 2024, the Advisory Agreements were unanimously continued for a term ending June 30, 2025 by the Fund’s Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive session.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by an independent data provider, which included, among other items, fee, expense and performance information compared to peer funds (the Peer Funds and, collectively with the Fund, the Peer Group) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from counsel to the Independent Directors outlining the legal duties of the Board of Directors. The Board of Directors

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. The Board of Directors also considered information provided by the Investment Advisor in response to a request for information submitted by counsel to the Independent Directors, on behalf of the Independent Directors, as well as information provided by the Investment Advisor in response to a supplemental request. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the sub-investment advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board of Directors of the Fund regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and, for the Investment Advisor, generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions conducted on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor’s and Subadvisors’ personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor’s and Subadvisors’ ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and the Subadvisors are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and Subadvisors: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark. The Board of Directors noted that the Fund underperformed the Peer Group medians for the one-, three-, five- and ten-year periods ended March 31, 2024, ranking seven out of eleven peers, ten out of eleven peers, eleven out of eleven peers, and ten out of ten peers, respectively. The Board of Directors considered that the Fund outperformed its benchmark for the three-, five-, and ten-year periods ended March 31, 2024. The Fund underperformed its benchmark for the one-year period ended March 31, 2024. The Board of Directors considered that due to the international investment strategy of the Fund, it is difficult to make quantitative comparisons of the Fund’s performance among the Peer Group. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance during the period. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing similarly managed funds and accounts. The Board of Directors determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the contractual and actual management fees paid by the Fund, as well as the Fund’s total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund’s actual management fee and total expense ratio were in-line with the Peer Group medians, ranking eight out of eleven peers and seven out of eleven peers, respectfully. The Board of Directors considered that the Investment Advisor is waiving its fees and/or reimbursing expenses to limit the overall operating expenses of the Fund. The Board of Directors noted that the Fund has a breakpoint of 0.10% on assets under management over $1.5 billion; however, the reduced fee is not currently applicable due to the size of the Fund. In light of the considerations above, the Board of Directors concluded that the Fund’s current expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. Since the Subadvisors are paid by the Investment Advisor (and not by the Fund) for investment services provided to the Fund and are affiliates of the Investment Advisor, the Board of Directors considered the profitability of the Investment Advisor as a whole and did not consider the Subadvisors separate profitability to be particularly relevant to their determination. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by allocating the Fund’s brokerage transactions. The Board of Directors further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board of Directors determined that the services received under the Administration Agreement are beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor’s fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Fund’s advisory fee schedule contains a breakpoint of 0.10% once the Fund’s assets under management reach $1.5 billion and, as discussed above, the Investment Advisor has contractually agreed to waive a portion of its fee and/or reimburse expenses to limit the overall operating expenses of the Fund. The Board of Directors considered the Fund’s asset size and determined that currently there were no significant economies of scale that were not being shared with shareholders, concluding that the Fund’s expense structure was satisfactory. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered and fees paid under the Advisory Agreements to fees paid, including the ranges of such fees, under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Advisor provides more services to the Fund than it does for institutional or subadvised accounts. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800-330-7348

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director, Chair and Vice President

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer and Vice President

Jon Cheigh

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

P.O. Box 219953

Kansas City, MO 64121-9953

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol:	Class A—IRFAX
Class C—IRFCX
Class F—IRFFX*
Class I—IRFIX
Class R—IRFRX
Class Z—IRFZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers International Realty Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*	Class F shares are currently not available for purchase.

eDelivery AVAILABLE

Stop traditional mail delivery;

receive your shareholder reports

and prospectus online.

Sign up at cohenandsteers.com

Semi-Annual Financial Statements June 30, 2024

Cohen & Steers

International

Realty Fund

The U.S. Securities and Exchange Commission has adopted new regulations that have resulted in changes to the design and delivery of annual and semi-annual reports.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, you will now receive in the mail paper copies of the Fund’s new, streamlined shareholder reports. If you would like to receive shareholder reports and other communications from the fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

IRFAXSAR

(b) Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

Date: September 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj Title: Principal Financial Officer (Treasurer and Chief Financial Officer)

Date: September 3, 2024